Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Allocation of Income Taxes
	2011	2010	2009

Income from operations	$6,178	6,205	5,401
Stock option exercise included in stockholders’ equity	-	(232)	-
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(1,341)	180	170

	$5,017	5,670	6,073

Schedule of Components of Income Tax Expense (Benefit)
	Years ended December 31,

	2011	2010	2009
Current:
Federal	$5,706	5,882	4,920
State	1,046	1,086	1,070
	6,752	6,968	5,990

Deferred:
Federal	(347)	(513)	(468)
State	(227)	(250)	(121)
	(574)	(763)	(589)

	$6,178	6,205	5,401

Effective Income Tax Expense And Rate
	Years ended December 31,

	2011	2010	2009

Tax expense at statutory rate of 35% (34.33% in 2009)	$7,841	8,351	7,070
Tax-exempt interest	(2,251)	(2,487)	(2,612)
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	(167)	-
Other	(82)	(183)	117

Total	$6,178	6,205	5,401

Effective tax rate	28.0%	26.0%	26.2%

Tax Effect Of Temporary Differences
	2011	2010
Deferred tax assets:
Allowance for loan losses - books	$6,377	6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment – books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Other	307	-

Deferred tax assets before allowance	12,551	9,855
Valuation allowance	(78)	(80)

Deferred tax assets	12,473	9,775

Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets	1,027	128
Depreciation	969	291
Net unrealized gain on available for sale securities	789	540

Deferred tax liabilities	3,771	1,839

Net deferred tax asset	$8,702	7,936